Relationship with Major Customers	12 Months Ended
Dec. 31, 2013
Relationshipwith Major Customers [Abstract]
Relationship with Major Customers

12. Relationship with Major Customers

During the years ended December 31, 2012 and 2013, approximately 66% and 64%, respectively, of our consolidated revenues were attributable to contracts with the U.S. government.

At December 31, 2012 and 2013, receivables with respect to contracts with the U.S. government represented 34% and 25% of total billed trade receivables, respectively.